Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Revenue	$ 0	$ 0
TOTAL REVENUE	0	0
COST OF EQUIPMENT SOLD
Cost of equipment sold	0	0
TOTAL COST OF EQUIPMENT SOLD	0	0
GROSS PROFIT	0	0
GENERAL and ADMINISTRATIVE EXPENSES
Professional fees	958,809	494,926
Officers’ salaries and payroll taxes	546,678	479,933
Marketing fees	41,401	226,975
Travel and entertainment	78,128	42,696
Other general and administrative expenses	1,016,708	666,358
TOTAL GENERAL and ADMINISTRATIVE EXPENSES	2,641,724	1,910,888
LOSS FROM OPERATIONS	(2,641,724)	(1,910,888)
OTHER INCOME (EXPENSE)
Change in fair value of derivative	(395,556)	234,654
Other expense	19,725	(93,732)
Loss on settlement of liabilities	(200,358)	0
Interest expense	(215,405)	(172,614)
TOTAL OTHER INCOME (EXPENSE)	(791,594)	(31,692)
LOSS BEFORE TAXES	(3,433,318)	(1,942,580)
TAXES	0	0
NET LOSS	(3,433,318)	(1,942,580)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	8,847	27,442
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	8,847	27,442
COMPREHENSIVE LOSS	$ (3,424,471)	$ (1,915,138)
Loss per common share - Basic	$ (0.02)	$ (0.01)
Loss per common share - Diluted	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding - Basic	215,064,242	169,341,781
Weighted average number of common shares outstanding - Diluted	215,064,242	169,341,781